UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07882

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced S&P 500 Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2007 (Unaudited)

A Discussion With Your Fund's Portfolio Managers

Amid a slowing economy and higher levels of market volatility, the portfolio met its objective of closely replicating the returns of the benchmark S&P 500 Index during the six-month period.

How did the portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2007, Master Enhanced S&P 500 Series had a net total return of +6.96% (master level). For the same period, the Standard & Poor's 500 (S&P 500) Index also generated a +6.96% return. Positive performance from our stock-substitution strategies was offset slightly by negative performance in our stock-selection strategies.

Looking at our stock-selection strategies, positive contributors to performance included the turn-of-the-year signal, as well as risk control positions. Detracting from the Fund's performance were the external financing, value, earnings quality, price momentum and earnings surprise signals. With respect to our stock-substitution strategies, index rebalance trades and merger arbitrage generated positive performance during the period.

The S&P 500 Index increased nearly 7% during the six-month period despite weakening economic growth, moderating corporate profits and a return to higher levels of market volatility.

In spite of some ominous headlines and talk of recession, the U.S. economy remained in fairly good shape. Economic activity did noticeably decelerate, as evidenced by the 0.7% gross domestic product (GDP) growth rate in the first quarter (the slowest rate of growth since 2002), but GDP Growth is expected to rebound in the second quarter and to be slightly below trend at around 2% to 2.5% for full-year 2007. Corporate earnings growth remained strong (although weaker than last year). The labor market stayed firm, with the unemployment rate at the low end of its historical range, although the second quarter saw some slowing. This has helped consumer spending, which has remained resilient despite higher gasoline prices and a sagging U.S. housing market. Outside the U.S., particularly in emerging markets such as China and India, as well as in Europe, economic growth levels remained robust. Economic growth outside the U.S. has been instrumental in supporting both the boom in U.S. exports and the resilience in profit growth, and has provided stimulus for improved levels of business investment.

For its part, the Federal Reserve Board (Fed) left the target federal funds rate unchanged at 5.25% throughout the semi-annual period as economic growth moderated and core inflation figures improved slightly. The decision at its latest meeting, held on June 28, marked the eighth consecutive pause since August 2006.

Turning to the equity markets, 2007 began much as 2006 ended, with economic statistics continuing to paint a mixed picture and with stock prices continuing the rally that started in the summer of 2006. Volatility prevailed in the first quarter as analyst predictions of slowing corporate profit growth, rising oil prices, inflationary pressures and a deteriorating housing market dampened investor enthusiasm. Fears of a possible recession and fallout in the subprime mortgage industry intensified the negative sentiment. Then, at the end of February, a 10% correction in the Chinese stock market sparked a global sell-off that unwound earlier gains and marked the end of a significant, and seemingly unstoppable, multi-month advance. The Dow Jones Industrial Average plunged 416 points on February 27, and in the week that followed, U.S. stocks registered their most significant one-week decline in four years.

U.S. equity markets rebounded shortly thereafter. Surging corporate deal activity ($1 trillion to date, largely in the form of mergers and acquisitions, leveraged buyouts and share buybacks), solid global growth and an easing of inflation pressures were the primary forces behind an uninterrupted, multi-week market rally. Notably, the S&P 500 Index reached a new record high in late May. However, June proved to be more difficult, with stocks recording their worst monthly performance since the February retrenchment. Renewed concerns over problems in the subprime mortgage market and the risk born of complexities inherent in collateralized debt and loan obligations were the primary catalysts for the weakness. The fear was that these credit-related issues would prolong the slump in U.S. housing, stalling any robust consumer recovery. At the same time, investors struggled to digest rising long-term bond yields (which reached their highest level in five years), inflationary pressures and changing expectations with respect to Fed monetary policy.

Ultimately, equities did experience some consolidation at the end of the second quarter, but quarterly and year-to-date gains were still quite respectable. The Dow Jones Industrial Average climbed more than 1,000 points during the second quarter to 13,408, advancing 9.11% in its best quarter in three and a half years. On a year-to-date basis, the Dow was up 8.76%. The broader market S&P 500 Index ended the quarter at 1,503, gaining 6.28% for the quarter and 6.96% year-to-date.

Large-cap stocks led their mid- and small-cap counterparts during the second quarter, although that outperformance was not enough to gain back the ground lost earlier in the year. For the six-month period, the large-cap S&P 500 Index lagged the S&P SmallCap 600 Index and the S&P MidCap 400 Index, which returned +8.56% and +11.98%, respectively. Within the S&P 500, the value style of investing again topped the growth style for the period, with the S&P 500 Citigroup Value Index returning +7.37% versus the +6.53% return of the S&P 500 Citigroup Growth Index.

Turning to sector performance, nine of the 10 S&P 500 sectors posted positive returns for the semi-annual period; the notable exception was financials. The top performer was energy, which was up 17.22%, followed by materials and telecommunication services, with respective returns of +16.72% and +15.47%. Besides financials (-0.79%), consumer discretionary and consumer staples were the weakest performers, with respective returns of +2.89% and +4.92%.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the S&P 500 Index, we purchased and sold securities to maintain the Series' objective of tracking the risks and return of the benchmark.

We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index. The goal of our stock-selection process is to use quantitative techniques to determine whether a stock might outperform or underperform the market. We analyze each security by using quantitative screens that provide signals that ultimately inform our investment decisions. These signals may include earnings quality, valuations, earnings surprises, external financing, short interest and price momentum factors, among others.

We also apply stock-substitution strategies opportunistically as a value-added trading strategy. Our goal is to take advantage of temporary price strength in a security that might result from a corporate acquisition, corporate restructuring or index composition change. We also might employ convertible bond substitution when opportunities exist, taking a position in a company's convertible securities -- bonds that can be exchanged for shares of stock, in certain situations -- as a cheaper alternative to buying its equity shares.

During the second quarter, we increased the portfolio's exposure to the price momentum signal and reduced its turn-of-the-year signal exposure. In the third quarter, we intend to introduce the capital investment signal that is to be used in conjunction with the current external financing signal.

How would you characterize the portfolio's position at the close of the period?

In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

Leon Roisenberg
Co-Portfolio Manager

Jeffrey L. Russo, CFA
Co-Portfolio Manager

July 24, 2007

Master Enhanced S&P 500 Series
As of June 30, 2007

Portfolio Information

--------------------------------------------------------------------------------
                                                            Percent of Long-Term
Sector Representation                                           Investments
--------------------------------------------------------------------------------
Financial Services                                                 20.6 %
Information Technology                                             16.3
Health Care                                                        11.8
Industrials                                                        10.9
Consumer Discretionary                                             10.9
Energy                                                             10.2
Consumer Staples                                                    7.9
Utilities                                                           3.6
Telecommunication Services                                          3.2
Materials                                                           3.1
Other*                                                              1.5
--------------------------------------------------------------------------------

* Includes portfolio holdings in exchange-traded funds.
For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2007 (Unaudited)

                                              Shares
Industry                                        Held   Common Stocks                                               Value
---------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.9%                    44,484   Boeing Co.                                             $   4,277,581
                                              12,300   General Dynamics Corp.                                       962,106
                                              77,000   Honeywell International, Inc.                              4,333,560
                                               5,500   L-3 Communications Holdings, Inc.                            535,645
                                              15,600   Lockheed Martin Corp.                                      1,468,428
                                              15,400   Northrop Grumman Corp.                                     1,199,198
                                               7,000   Precision Castparts Corp.                                    849,520
                                              69,300   Raytheon Co.                                               3,734,577
                                              37,700   United Technologies Corp.                                  2,674,061
                                                                                                              -------------
                                                                                                                 20,034,676
---------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.3%                 4,400   CH Robinson Worldwide, Inc.                                  231,088
                                              17,800   EGL, Inc. (a)                                                827,344
                                               9,800   FedEx Corp.                                                1,087,506
                                                                                                              -------------
                                                                                                                  2,145,938
---------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                               35,013   Southwest Airlines Co.                                       522,044
---------------------------------------------------------------------------------------------------------------------------
Beverages - 1.3%                             146,112   The Coca-Cola Co.                                          7,643,119
                                               3,812   Molson Coors Brewing Co. Class B                             352,458
                                               9,580   PepsiCo, Inc.                                                621,263
                                                                                                              -------------
                                                                                                                  8,616,840
---------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.6%                          51,280   Amgen, Inc. (a)                                            2,835,271
                                              12,410   Biogen Idec, Inc. (a)                                        663,935
                                                 200   Gilead Sciences, Inc. (a)                                      7,754
                                              14,800   Tanox, Inc. (a)                                              287,268
                                                                                                              -------------
                                                                                                                  3,794,228
---------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                       7,700   American Standard Cos., Inc.                                 454,146
                                               4,100   Masco Corp.                                                  116,727
                                                                                                              -------------
                                                                                                                    570,873
---------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.9%                        54,630   A.G. Edwards, Inc.                                         4,618,967
                                               3,700   Ameriprise Financial, Inc.                                   235,209
                                              31,730   The Bank of New York Co., Inc. (a)                         1,314,891
                                               4,300   Blackstone Group LP (a)                                      125,861
                                              24,000   The Charles Schwab Corp.                                     492,480
                                              33,750   Franklin Resources, Inc.                                   4,470,862
                                              31,637   The Goldman Sachs Group, Inc. (d)                          6,857,320
                                               7,427   Investors Financial Services Corp.                           458,023
                                              43,500   Janus Capital Group, Inc.                                  1,211,040
                                              17,800   Lehman Brothers Holdings, Inc.                             1,326,456
                                              52,219   Morgan Stanley                                             4,380,130
                                               1,300   Northern Trust Corp.                                          83,512
                                               4,600   State Street Corp.                                           314,640
                                              18,900   T. Rowe Price Group, Inc.                                    980,721
                                                                                                              -------------
                                                                                                                 26,870,112
---------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%                               3,700   Air Products & Chemicals, Inc.                               297,369
                                               3,100   Ashland, Inc.                                                198,245
                                              13,900   Huntsman Corp.                                               337,909
                                               3,400   International Flavors & Fragrances, Inc.                     177,276
                                              23,400   Monsanto Co.                                               1,580,436
                                              56,200   PPG Industries, Inc.                                       4,277,382
                                               7,300   Praxair, Inc.                                                525,527
                                               5,600   Rohm & Haas Co.                                              306,208
                                                                                                              -------------
                                                                                                                  7,700,352
---------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.5%                           25   BB&T Corp.                                                     1,017
                                               5,818   Compass Bancshares, Inc.                                     401,326
                                               2,186   Fifth Third Bancorp                                           86,937
                                               6,600   Huntington Bancshares, Inc.                                  150,084
                                               9,400   Marshall & Ilsley Corp.                                      447,722

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2007

                                              Shares
Industry                                        Held   Common Stocks                                               Value
---------------------------------------------------------------------------------------------------------------------------
                                              20,061   National City Corp.                                    $     668,433
                                              12,102   The PNC Financial Services Group, Inc. (b)                   866,261
                                              19,698   Regions Financial Corp.                                      652,004
                                              57,200   SunTrust Banks, Inc. (d)                                   4,904,328
                                                 600   Synovus Financial Corp.                                       18,420
                                              73,728   U.S. Bancorp                                               2,429,338
                                              21,780   Wachovia Corp.                                             1,116,225
                                             146,846   Wells Fargo & Co.                                          5,164,574
                                                                                                              -------------
                                                                                                                 16,906,669
---------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.1%          7,400   Monster Worldwide, Inc. (a)                                  304,140
                                                 900   RR Donnelley & Sons Co.                                       39,159
                                              11,800   Waste Management, Inc.                                       460,790
                                                                                                              -------------
                                                                                                                    804,089
---------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.3%               54,600   Avaya, Inc. (a)                                              919,464
                                                  14   Ciena Corp. (a)                                                  506
                                             137,000   Cisco Systems, Inc. (a)                                    3,815,450
                                              14,900   Comverse Technology, Inc. (a)                                310,665
                                              58,000   Corning, Inc. (a)                                          1,481,900
                                             115,400   Juniper Networks, Inc. (a)(d)                              2,904,618
                                             182,632   Motorola, Inc.                                             3,232,586
                                              64,300   QUALCOMM, Inc.                                             2,789,977
                                              20,005   Tellabs, Inc. (a)                                            215,254
                                                                                                              -------------
                                                                                                                 15,670,420
---------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.4%                38,570   Apple Computer, Inc. (a)                                   4,707,083
                                             112,600   Dell, Inc. (a)                                             3,214,730
                                              24,510   EMC Corp. (a)                                                443,631
                                             194,010   Hewlett-Packard Co. (d)                                    8,656,726
                                              89,193   International Business Machines Corp.                      9,387,563
                                               4,300   Lexmark International, Inc. Class A (a)                      212,033
                                               7,900   NCR Corp. (a)                                                415,066
                                              16,500   Network Appliance, Inc. (a)                                  481,800
                                             557,300   Sun Microsystems, Inc. (a)                                 2,931,398
                                                                                                              -------------
                                                                                                                 30,450,030
---------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                  6,878   Florida Rock Industries, Inc.                                464,265
---------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.1%                       58,390   American Express Co.                                       3,572,300
                                              20,944   Capital One Financial Corp.                                1,642,847
                                              16,000   PHH Corp. (a)                                                499,360
                                              28,700   SLM Corp.                                                  1,652,546
                                                                                                              -------------
                                                                                                                  7,367,053
---------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                 10,900   Myers Industries, Inc.                                       240,999
                                               7,100   Sealed Air Corp.                                             220,242
                                               4,600   Temple-Inland, Inc.                                          283,038
                                                                                                              -------------
                                                                                                                    744,279
---------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.7%          33,500   Apollo Group, Inc. Class A (a)                             1,957,405
                                              21,200   Laureate Education, Inc. (a)                               1,307,192
                                             118,170   The ServiceMaster Co.                                      1,826,908
                                                                                                              -------------
                                                                                                                  5,091,505
---------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.1%        209,341   Bank of America Corp. (g)                                 10,234,681
                                                 839   Chicago Mercantile Exchange Holdings, Inc.                   448,328
                                             288,679   Citigroup, Inc.                                           14,806,346
                                               1,700   Intercontinental Exchange, Inc. (a)                          251,345
                                               3,900   International Securities Exchange, Inc.                      254,865
                                             165,197   JPMorgan Chase & Co.                                       8,003,795
                                               5,100   Moody's Corp.                                                317,220
                                               2,600   Nymex Holdings, Inc.                                         326,638
                                                                                                              -------------
                                                                                                                 34,643,218
---------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2007

                                              Shares
Industry                                        Held   Common Stocks                                               Value
---------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                280,405   AT&T Inc.                                              $  11,636,807
Services - 2.9%                                  800   CT Communications, Inc.                                       24,408
                                               4,900   CenturyTel, Inc.                                             240,345
                                                 552   Embarq Corp.                                                  34,980
                                              40,900   Qwest Communications International Inc. (a)                  396,730
                                             138,640   Verizon Communications, Inc.                               5,707,809
                                             109,800   Windstream Corp.                                           1,620,648
                                                                                                              -------------
                                                                                                                 19,661,727
---------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.3%                      7,400   Allegheny Energy, Inc. (a)                                   382,876
                                             155,424   Duke Energy Corp.                                          2,844,259
                                              14,600   Edison International                                         819,352
                                               8,700   Entergy Corp.                                                933,945
                                              52,124   Exelon Corp. (d)                                           3,784,202
                                               6,900   PPL Corp.                                                    322,851
                                                                                                              -------------
                                                                                                                  9,087,485
---------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%                   38,610   Emerson Electric Co.                                       1,806,948
                                                 700   Rockwell Automation, Inc.                                     48,608
                                                                                                              -------------
                                                                                                                  1,855,556
---------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                        30,100   Aeroflex, Inc. (a)                                           426,517
Instruments - 0.5%                            18,700   Agilent Technologies, Inc. (a)                               718,828
                                              29,000   CDW Corp.                                                  2,464,130
                                              41,000   Solectron Corp. (a)                                          150,880
                                                                                                              -------------
                                                                                                                  3,760,355
---------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.5%             1,600   BJ Services Co.                                               45,504
                                              14,100   Baker Hughes, Inc.                                         1,186,233
                                               5,900   Diamond Offshore Drilling, Inc.                              599,204
                                              60,974   Halliburton Co.                                            2,103,603
                                               1,494   Nabors Industries Ltd. (a)                                    49,870
                                               3,700   National Oilwell Varco, Inc. (a)                             385,688
                                                 900   Noble Corp.                                                   87,768
                                              10,200   Pride International, Inc. (a)                                382,092
                                              82,900   Rowan Cos., Inc.                                           3,397,242
                                                 300   Smith International, Inc.                                     17,592
                                               7,442   Transocean, Inc. (a)                                         788,703
                                              16,537   Weatherford International Ltd. (a)                           913,504
                                                                                                              -------------
                                                                                                                  9,957,003
---------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.7%               22,559   CVS Corp./Caremark Corp.                                     822,276
                                              11,500   Costco Wholesale Corp.                                       672,980
                                             133,300   The Kroger Co.                                             3,749,729
                                              34,113   SUPERVALU INC.                                             1,580,114
                                              10,800   Safeway, Inc.                                                367,524
                                              99,505   Wal-Mart Stores, Inc.                                      4,787,186
                                                                                                              -------------
                                                                                                                 11,979,809
---------------------------------------------------------------------------------------------------------------------------
Food Products - 1.8%                           9,400   Archer-Daniels-Midland Co.                                   311,046
                                                  38   Campbell Soup Co.                                              1,475
                                             167,200   ConAgra Foods, Inc.                                        4,490,992
                                               7,700   General Mills, Inc.                                          449,834
                                              12,100   H.J. Heinz Co.                                               574,387
                                               2,600   Kellogg Co.                                                  134,654
                                             102,347   Kraft Foods, Inc.                                          3,607,732
                                             122,900   Tyson Foods, Inc. Class A                                  2,831,616
                                                                                                              -------------
                                                                                                                 12,401,736
---------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                          13,912   Spectra Energy Corp.                                         361,156
---------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.9%       21,900   Baxter International, Inc.                                 1,233,846
                                              71,200   Biomet, Inc.                                               3,255,264
                                               4,669   Medtronic, Inc.                                              242,134

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2007

                                              Shares
Industry                                        Held   Common Stocks                                               Value
---------------------------------------------------------------------------------------------------------------------------
                                               8,600   St. Jude Medical, Inc. (a)                             $     356,814
                                               7,600   Stryker Corp.                                                479,484
                                              10,400   Zimmer Holdings, Inc. (a)                                    882,856
                                                                                                              -------------
                                                                                                                  6,450,398
---------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 3.8%       45,700   Aetna, Inc.                                                2,257,580
                                              54,600   AmerisourceBergen Corp.                                    2,701,062
                                              12,155   Cardinal Health, Inc.                                        858,629
                                              58,200   Cigna Corp.                                                3,039,204
                                               7,000   Coventry Health Care, Inc. (a)                               403,550
                                              12,000   Express Scripts, Inc. (a)                                    600,120
                                              10,900   Genesis HealthCare Corp. (a)                                 745,778
                                              43,500   Humana, Inc. (a)                                           2,649,585
                                                 900   Laboratory Corp. of America Holdings (a)                      70,434
                                              61,900   McKesson Corp.                                             3,691,716
                                              12,616   Medco Health Solutions, Inc. (a)                             983,922
                                              10,300   Sierra Health Services, Inc. (a)                             428,274
                                              33,200   Triad Hospitals, Inc. (a)                                  1,784,832
                                              75,713   UnitedHealth Group, Inc.                                   3,871,963
                                              28,677   WellPoint, Inc. (a)                                        2,289,285
                                                                                                              -------------
                                                                                                                 26,375,934
---------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.1%           5,267   Carnival Corp.                                               256,872
                                              14,000   Darden Restaurants, Inc.                                     615,860
                                              30,850   Harrah's Entertainment, Inc. (g)                           2,630,271
                                               7,598   Hilton Hotels Corp.                                          254,305
                                               8,900   MGM Mirage (a)                                               734,072
                                              29,400   Marriott International, Inc. Class A                       1,271,256
                                              64,210   McDonald's Corp.                                           3,259,300
                                             131,300   Starbucks Corp. (a)                                        3,445,312
                                              12,748   Starwood Hotels & Resorts Worldwide, Inc.                    855,008
                                              11,100   Station Casinos, Inc.                                        963,480
                                               1,300   Tim Hortons, Inc.                                             39,975
                                               2,420   Wyndham Worldwide Corp. (a)                                   87,749
                                               9,800   Yum! Brands, Inc.                                            320,656
                                                                                                              -------------
                                                                                                                 14,734,116
---------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.1%                      3,000   Black & Decker Corp.                                         264,930
                                                 400   DR Horton, Inc.                                                7,972
                                               2,900   Harman International Industries, Inc.                        338,720
                                                                                                              -------------
                                                                                                                    611,622
---------------------------------------------------------------------------------------------------------------------------
Household Products - 0.8%                     16,400   Colgate-Palmolive Co.                                      1,063,540
                                               3,700   Kimberly-Clark Corp.                                         247,493
                                              70,916   The Procter & Gamble Co.                                   4,339,350
                                                                                                              -------------
                                                                                                                  5,650,383
---------------------------------------------------------------------------------------------------------------------------
IT Services - 2.1%                            18,400   Affiliated Computer Services, Inc. Class A (a)             1,043,648
                                               5,300   Alliance Data Systems Corp. (a)                              409,584
                                              23,000   Automatic Data Processing, Inc.                            1,114,810
                                              65,300   The BISYS Group, Inc.                                        772,499
                                               3,875   Broadridge Financial Solutions LLC                            74,090
                                              18,600   Ceridian Corp. (a)                                           651,000
                                               7,600   Computer Sciences Corp. (a)                                  449,540
                                               6,200   Convergys Corp. (a)                                          150,288
                                              11,100   Covansys Corp. (a)                                           376,623
                                               9,300   eFunds Corp. (a)                                             328,197
                                              22,600   Electronic Data Systems Corp.                                626,698
                                               7,000   Fidelity National Information Services, Inc.                 379,960
                                              95,991   First Data Corp.                                           3,136,026

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2007

                                              Shares
Industry                                        Held   Common Stocks                                               Value
---------------------------------------------------------------------------------------------------------------------------
                                             104,200   Paychex, Inc.                                          $   4,076,304
                                              36,455   The Western Union Co.                                        759,358
                                                                                                              -------------
                                                                                                                 14,348,625
---------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy         136,400   The AES Corp. (a)(g)                                       2,984,432
Traders - 0.8%                                 3,400   Constellation Energy Group, Inc.                             296,378
                                              28,000   TXU Corp.                                                  1,884,400
                                                                                                              -------------
                                                                                                                  5,165,210
---------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.6%               27,587   3M Co.                                                     2,394,276
                                             441,100   General Electric Co.                                      16,885,308
                                               1,700   Textron, Inc.                                                187,187
                                             162,342   Tyco International Ltd. (a)                                5,485,536
                                                                                                              -------------
                                                                                                                 24,952,307
---------------------------------------------------------------------------------------------------------------------------
Insurance - 5.2%                              36,389   ACE Ltd.                                                   2,275,040
                                               2,400   AON Corp.                                                    102,264
                                              21,700   Aflac, Inc.                                                1,115,380
                                              70,638   The Allstate Corp.                                         4,344,943
                                             109,817   American International Group, Inc. (g)                     7,690,484
                                               5,100   Assurant, Inc.                                               300,492
                                              25,900   Bristol West Holdings, Inc.                                  579,383
                                                 894   CNA Financial Corp.                                           42,635
                                              18,500   Chubb Corp.                                                1,001,590
                                               7,600   Cincinnati Financial Corp.                                   329,840
                                              19,496   Genworth Financial, Inc. Class A                             670,662
                                              16,200   Hartford Financial Services Group, Inc.                    1,595,862
                                              12,165   Lincoln National Corp.                                       863,107
                                              93,786   Loews Corp.                                                4,781,210
                                              85,200   MetLife, Inc.                                              5,493,696
                                               6,500   Ohio Casualty Corp.                                          281,515
                                               4,700   Principal Financial Group, Inc.                              273,963
                                              17,005   Prudential Financial, Inc.                                 1,653,396
                                               4,600   Safeco Corp.                                                 286,396
                                              21,629   The Travelers Cos., Inc.                                   1,157,152
                                              15,300   UnumProvident Corp.                                          399,483
                                               4,120   XL Capital Ltd. Class A                                      347,275
                                                                                                              -------------
                                                                                                                 35,585,768
---------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.4%               9,400   Amazon.com, Inc. (a)                                         643,054
                                              67,500   IAC/InterActiveCorp (a)                                    2,336,175
                                                                                                              -------------
                                                                                                                  2,979,229
---------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.5%            4,218   aQuantive, Inc. (a)                                          269,108
                                             124,105   eBay, Inc. (a)                                             3,993,699
                                               8,971   Google, Inc. Class A (a)                                   4,695,242
                                                 900   VeriSign, Inc. (a)                                            28,557
                                              43,132   Yahoo! Inc. (a)                                            1,170,171
                                                                                                              -------------
                                                                                                                 10,156,777
---------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.5%          106,100   Eastman Kodak Co. (d)                                      2,952,763
                                               7,100   Hasbro, Inc.                                                 223,011
                                               5,400   Mattel, Inc.                                                 136,566
                                                                                                              -------------
                                                                                                                  3,312,340
---------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.7%          2,358   Applera Corp. - Applied Biosystems Group                      72,013
                                              42,600   PerkinElmer, Inc.                                          1,110,156
                                              72,335   Thermo Fisher Scientific, Inc. (a)                         3,741,166
                                                                                                              -------------
                                                                                                                  4,923,335
---------------------------------------------------------------------------------------------------------------------------
Machinery - 2.0%                              74,735   Caterpillar, Inc. (d)                                      5,851,750
                                               1,700   Cummins, Inc.                                                172,057
                                               1,231   Danaher Corp.                                                 92,941

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2007

                                              Shares
Industry                                        Held   Common Stocks                                               Value
---------------------------------------------------------------------------------------------------------------------------
                                              29,100   Deere & Co.                                            $   3,513,534
                                               6,400   Eaton Corp.                                                  595,200
                                               8,000   ITT Corp.                                                    546,240
                                              18,700   Illinois Tool Works, Inc.                                  1,013,353
                                               7,422   Ingersoll-Rand Co. Class A                                   406,874
                                              10,950   PACCAR, Inc.                                                 953,088
                                                 400   Parker Hannifin Corp.                                         39,164
                                               4,500   Terex Corp. (a)                                              365,850
                                                                                                              -------------
                                                                                                                 13,550,051
---------------------------------------------------------------------------------------------------------------------------
Media - 2.8%                                  66,948   CBS Corp. Class B                                          2,230,707
                                              54,000   Catalina Marketing Corp.                                   1,701,000
                                              32,800   Clear Channel Communications, Inc.                         1,240,496
                                               6,700   Clear Channel Outdoor Holdings, Inc. Class A (a)             189,878
                                             124,435   Comcast Corp. Class A (a)                                  3,499,112
                                              33,200   The DIRECTV Group, Inc. (a)                                  767,252
                                              10,690   Gannett Co., Inc.                                            587,416
                                              18,000   The McGraw-Hill Cos., Inc.                                 1,225,440
                                             134,317   News Corp. Class A                                         2,848,864
                                              15,400   Omnicom Group Inc.                                           814,968
                                             146,625   Time Warner, Inc. (d)                                      3,084,990
                                              25,126   Viacom, Inc. Class B (a)                                   1,045,995
                                                   7   Walt Disney Co.                                                  239
                                                                                                              -------------
                                                                                                                 19,236,357
---------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.4%                       118,200   Alcoa, Inc.                                                4,790,646
                                               2,100   Allegheny Technologies, Inc.                                 220,248
                                              12,308   Freeport-McMoRan Copper & Gold, Inc. Class B               1,019,349
                                              15,100   IPSCO, Inc.                                                2,399,088
                                              13,200   Nucor Corp.                                                  774,180
                                               5,200   United States Steel Corp.                                    565,500
                                                                                                              -------------
                                                                                                                  9,769,011
---------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.4%                         6,800   Consolidated Edison, Inc.                                    306,816
                                              20,200   Dominion Resources, Inc.                                   1,743,462
                                               2,200   Integrys Energy Group, Inc.                                  111,606
                                               2,000   KeySpan Corp.                                                 83,960
                                              12,115   NiSource, Inc.                                               250,902
                                              53,300   PG&E Corp.                                                 2,414,490
                                              11,100   Public Service Enterprise Group, Inc.                        974,358
                                               4,600   Sempra Energy                                                272,458
                                              93,500   TECO Energy, Inc.                                          1,606,330
                                              76,500   Xcel Energy, Inc.                                          1,565,955
                                                                                                              -------------
                                                                                                                  9,330,337
---------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.4%                        4,800   Big Lots, Inc. (a)                                           141,216
                                              89,100   Dollar General Corp.                                       1,953,072
                                               6,700   Family Dollar Stores, Inc.                                   229,944
                                               5,200   JC Penney Co., Inc.                                          376,376
                                              14,400   Kohl's Corp. (a)                                           1,022,832
                                              83,170   Macy's, Inc.                                               3,308,503
                                                 759   Nordstrom, Inc.                                               38,800
                                               1,700   Sears Holdings Corp. (a)                                     288,150
                                              30,200   Target Corp.                                               1,920,720
                                                                                                              -------------
                                                                                                                  9,279,613
---------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                     44,300   Xerox Corp. (a)                                              818,664
---------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 8.4%            93,618   Chevron Corp.                                              7,886,380
                                              95,561   ConocoPhillips                                             7,501,538

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2007

                                              Shares
Industry                                        Held   Common Stocks                                               Value
---------------------------------------------------------------------------------------------------------------------------
                                              60,800   Consol Energy, Inc.                                    $   2,803,488
                                              54,090   Devon Energy Corp.                                         4,234,706
                                             296,228   Exxon Mobil Corp.                                         24,847,605
                                               5,375   Hess Corp.                                                   316,910
                                              21,872   Marathon Oil Corp.                                         1,311,445
                                               3,400   Mariner Energy, Inc. (a)                                      82,450
                                               1,400   Murphy Oil Corp.                                              83,216
                                              38,720   Occidental Petroleum Corp.                                 2,241,114
                                              57,723   Valero Energy Corp.                                        4,263,421
                                              14,400   Williams Cos., Inc.                                          455,328
                                              30,000   XTO Energy, Inc.                                           1,803,000
                                                                                                              -------------
                                                                                                                 57,830,601
---------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                 3,511   Domtar Corp. (a)                                              39,183
                                               8,300   International Paper Co.                                      324,115
                                              18,800   MeadWestvaco Corp.                                           664,016
                                              11,139   Weyerhaeuser Co.                                             879,201
                                                                                                              -------------
                                                                                                                  1,906,515
---------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%                       9,800   Avon Products, Inc.                                          360,150
                                              71,200   The Estee Lauder Cos., Inc. Class A                        3,240,312
                                                                                                              -------------
                                                                                                                  3,600,462
---------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.3%                        60,100   Abbott Laboratories (g)                                    3,218,355
                                                  12   Allergan, Inc.                                                   692
                                              88,700   Bristol-Myers Squibb Co.                                   2,799,372
                                              34,821   Eli Lilly & Co.                                            1,945,797
                                               8,200   Forest Laboratories, Inc. (a)                                374,330
                                             120,209   Johnson & Johnson                                          7,407,279
                                             100,026   Merck & Co., Inc.                                          4,981,295
                                             131,200   Mylan Laboratories Inc.                                    2,386,528
                                             339,385   Pfizer, Inc.                                               8,678,074
                                             134,200   Schering-Plough Corp.                                      4,085,048
                                               4,500   Watson Pharmaceuticals, Inc. (a)                             146,385
                                                                                                              -------------
                                                                                                                 36,023,155
---------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                  8,400   Archstone-Smith Trust                                        496,524
(REITs) - 1.8%                                   200   AvalonBay Communities, Inc.                                   23,776
                                               1,492   Boston Properties, Inc.                                      152,378
                                              70,481   Crescent Real Estate EQT Co.                               1,581,594
                                              21,000   Equity Inns, Inc.                                            470,400
                                              12,500   General Growth Properties, Inc.                              661,875
                                              77,665   Highland Hospitality Corp.                                 1,491,168
                                              34,107   Host Marriott Corp.                                          788,554
                                              96,300   Innkeepers USA Trust                                       1,707,399
                                              10,301   Kimco Realty Corp.                                           392,159
                                               4,800   ProLogis                                                     273,120
                                              13,590   Simon Property Group, Inc.                                 1,264,414
                                             193,954   Spirit Finance Corp.                                       2,823,970
                                               2,300   Vornado Realty Trust                                         252,632
                                                                                                              -------------
                                                                                                                 12,379,963
---------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development -         1,300   CB Richard Ellis Group, Inc. (a)                              47,450
0.0%
---------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%                            10,800   Burlington Northern Santa Fe Corp.                           919,512
                                              10,600   CSX Corp.                                                    477,848
                                               9,100   Laidlaw International, Inc.                                  314,405
                                              43,900   Norfolk Southern Corp.                                     2,307,823
                                              24,100   Union Pacific Corp.                                        2,775,115
                                                                                                              -------------
                                                                                                                  6,794,703
---------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2007

                                              Shares
Industry                                        Held   Common Stocks                                               Value
---------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                 4,900   Analog Devices, Inc.                                   $     184,436
Equipment - 2.2%                              61,300   Applied Materials, Inc.                                    1,218,031
                                             273,700   Intel Corp.                                                6,503,112
                                              51,800   LSI Logic Corp. (a)                                          389,018
                                                 800   Linear Technology Corp.                                       28,944
                                              11,400   MEMC Electronic Materials, Inc. (a)                          696,768
                                             178,895   Micron Technology, Inc. (a)(d)                             2,241,554
                                              12,700   National Semiconductor Corp.                                 359,029
                                               5,500   Novellus Systems, Inc. (a)                                   156,035
                                              15,600   Nvidia Corp. (a)                                             644,436
                                               8,900   Teradyne, Inc. (a)                                           156,462
                                              65,300   Texas Instruments, Inc. (d)                                2,457,239
                                              14,800   Xilinx, Inc.                                                 396,196
                                                                                                              -------------
                                                                                                                 15,431,260
---------------------------------------------------------------------------------------------------------------------------
Software - 2.5%                               89,700   Agile Software Corp. (a)                                     722,982
                                               3,000   Autodesk, Inc. (a)                                           141,240
                                               9,100   BMC Software, Inc. (a)                                       275,730
                                              18,100   CA, Inc.                                                     467,523
                                               7,100   Electronic Arts, Inc. (a)                                    335,972
                                               3,600   Intuit, Inc. (a)                                             108,288
                                             475,537   Microsoft Corp.                                           14,014,075
                                              21,412   Oracle Corp. (a)                                             422,031
                                               7,500   Salesforce.com, Inc. (a)                                     321,450
                                              24,600   Symantec Corp. (a)                                           496,920
                                                                                                              -------------
                                                                                                                 17,306,211
---------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.6%                           17   AutoNation, Inc. (a)                                             381
                                               2,200   AutoZone, Inc. (a)                                           300,564
                                              72,700   Bed Bath & Beyond, Inc. (a)                                2,616,473
                                              38,000   Circuit City Stores, Inc.                                    573,040
                                               3,400   Genesco, Inc. (a)                                            177,854
                                               8,700   Guitar Center, Inc. (a)                                      520,347
                                              82,400   Home Depot, Inc.                                           3,242,440
                                              30,474   Limited Brands, Inc.                                         836,511
                                              55,500   Lowe's Cos., Inc.                                          1,703,295
                                               4,200   Office Depot, Inc. (a)                                       127,260
                                               6,100   RadioShack Corp.                                             202,154
                                              11,100   Sally Beauty Co., Inc. (a)                                    99,900
                                               6,850   Tiffany & Co.                                                363,461
                                                                                                              -------------
                                                                                                                 10,763,680
---------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.9%       60,600   Coach, Inc. (a)                                            2,871,834
                                               5,000   Jones Apparel Group, Inc.                                    141,250
                                              56,800   Nike, Inc. Class B                                         3,310,872
                                                                                                              -------------
                                                                                                                  6,323,956
---------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.3%             36,100   Fannie Mae                                                 2,358,413
                                                  20   Freddie Mac                                                    1,214
                                                                                                              -------------
                                                                                                                  2,359,627
---------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%                               144,296   Altria Group, Inc.                                        10,120,921
---------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%        3,100   WW Grainger, Inc.                                            288,455
---------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                    17,633   Alltel Corp.                                               1,191,109
Services - 0.2%
---------------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks
                                                       (Cost - $544,469,004) - 94.9%                            651,059,563
---------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2007

                                              Shares
Industry                                        Held   Exchange-Traded Funds                                      Value
---------------------------------------------------------------------------------------------------------------------------
                                                 700   MidCap SPDR Trust Series 1 (d)                         $     113,967
                                              67,007   SPDR Trust Series 1                                       10,071,152
---------------------------------------------------------------------------------------------------------------------------
                                                       Total Exchange-Traded Funds
                                                       (Cost - $9,482,368) - 1.5%                                10,185,119
---------------------------------------------------------------------------------------------------------------------------

                                                Face
Industry                                      Amount   Corporate Bonds
---------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                       $ 475,000   Genzyme Corp., 1.25% due 12/01/2023 (c)                      498,750
---------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%              291,000   Tyco International Group SA, 3.125% due 1/15/2023 (c)        454,688
---------------------------------------------------------------------------------------------------------------------------
                                                       Total Corporate Bonds  (Cost - $923,844) - 0.1%              953,438
---------------------------------------------------------------------------------------------------------------------------
                                          Beneficial
                                            Interest   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------
                                        $ 26,248,749   BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                       5.33% (b)(e)                                              26,248,749
                                          31,036,750   BlackRock Liquidity Series, LLC Money Market Series,
                                                       5.33% (b)(e)(f)                                           31,036,750
---------------------------------------------------------------------------------------------------------------------------
                                                       Total Short-Term Securities
                                                       (Cost - $57,285,499) - 8.4%                               57,285,499
---------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments
                                                       (Cost - $612,160,715*)  - 104.9%                         719,483,619

                                                       Liabilities in Excess of Other Assets - (4.9%)           (33,754,481)
                                                                                                              -------------
                                                       Net Assets - 100.0%                                    $ 685,729,138
                                                                                                              =============

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2007, as computed for federal income tax purposes, were as follows:


      Aggregate cost                                             $ 620,197,384
                                                                 =============
      Gross unrealized appreciation                              $ 103,157,975
      Gross unrealized depreciation                                 (3,871,740)
                                                                 -------------
      Net unrealized appreciation                                $  99,286,235
                                                                 =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------------------
                                                         Purchase         Sale          Realized       Interest/
      Affiliate                                            Cost           Cost            Gain      Dividend Income
      -------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
            Cash Sweep Series                               --        $4,340,828**         --          $871,011
      BlackRock Liquidity Series, LLC
            Money Market Series                         $11,388,050*      --               --          $24,056
      The PNC Financial Services Group, Inc.                --            --               --          $14,280
      -------------------------------------------------------------------------------------------------------------
      *  Represents net purchase cost.
      ** Represents net sale cost.

(c)   Convertible security.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of June 30, 2007.
(f)   Security was purchased with the cash proceeds from securities loans.
(g) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2007 (Unaudited)

o     Financial futures contracts purchased as of June 30, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration          Face        Unrealized
      Contracts      Issue              Date            Value       Depreciation
      --------------------------------------------------------------------------
      181          S&P 500 Index   September 2007    $ 69,221,849   $  (649,999)
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

STATEMENT OF ASSETS AND LIABILITIES

As of  June 30, 2007 (Unaudited)
===================================================================================================================================
Assets:           Investments in unaffiliated securities, at value (including securities loaned of  $30,096,375)
                  (identified cost - $554,189,397) ..................................................                 $ 661,331,859
                  Investments in affiliated securities, at value (identified cost - $57,971,318) ....                    58,151,760
                  Cash                                                                                                      147,904
                  Receivables:
                        Securities sold .............................................................   $ 6,366,055
                        Dividends ...................................................................       801,028
                        Securities lending ..........................................................         7,643
                        Interest ....................................................................         4,640       7,179,366
                                                                                                        -----------
                  Prepaid expenses ..................................................................                         5,403
                                                                                                                      -------------
                  Total assets ......................................................................                   726,816,292
                                                                                                                      -------------
===================================================================================================================================
Liabilities:      Collateral on securities loaned, at value .........................................                    31,036,750
                  Payables:
                        Securities purchased ........................................................     9,464,202
                        Withdrawals .................................................................       462,307
                        Variation margin ............................................................        81,450
                        Other affiliates ............................................................         5,562
                        Investment adviser ..........................................................         5,497      10,019,018
                                                                                                        -----------
                  Accrued expenses ..................................................................                        31,386
                                                                                                                      -------------
                  Total liabilities .................................................................                    41,087,154
                                                                                                                      -------------
===================================================================================================================================
Net Assets:       Net assets ........................................................................                 $ 685,729,138
                                                                                                                      =============
===================================================================================================================================
Net Assets        Investors' capital ................................................................                 $ 579,056,233
Consist of:       Unrealized appreciation - net .....................................................                   106,672,905
                                                                                                                      -------------
                  Net assets ........................................................................                 $ 685,729,138
                                                                                                                      =============

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series
STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)
===========================================================================================================
Investment     Dividends (including $14,280 from affiliates)
Income:          (net of $243 foreign withholding tax) .................                       $  5,104,892
               Interest (including $871,011 from affiliates) ...........                            875,772
               Securities lending - net ................................                             24,056
                                                                                               ------------
               Total income ............................................                          6,004,720
                                                                                               ------------
===========================================================================================================
Expenses:      Accounting services .....................................      $    47,386
               Custodian fees ..........................................           39,380
               Professional fees .......................................           34,627
               Investment advisory fees ................................           32,178
               Trustees' fees and expenses .............................            3,034
               Printing and shareholder reports ........................            2,877
               Pricing fees ............................................              405
               Other ...................................................            7,487
                                                                              -----------
               Total expenses ..........................................                            167,374
                                                                                               ------------
               Investment income-net ...................................                          5,837,346
                                                                                               ------------
===========================================================================================================
Realized &     Realized gain on:
Unrealized        Investments - net ....................................       17,537,731
Gain (Loss) -     Financial futures contracts - net ....................        3,660,794        21,198,525
                                                                              -----------
Net            Change in unrealized appreciation/depreciation on:
                  Investments - net ....................................       18,192,432
                  Financial futures contracts - net ....................         (748,709)       17,443,723
                                                                              -----------      ------------
               Total realized and unrealized gain - net ................                         38,642,248
                                                                                               ------------
               Net Increase in Net Assets Resulting from Operations ....                       $ 44,479,594
                                                                                               ============

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            For the
                                                                                           Six Months           For the
                                                                                             Ended            Year Ended
                                                                                          June 30, 2007      December 31,
                Increase (Decrease) in Net Assets:                                         (Unaudited)           2006
========================================================================================================================
Operations:     Investment income - net                                                 $   5,837,346       $ 11,650,744
                Realized gain - net                                                        21,198,525         41,421,169
                Change in unrealized appreciation/depreciation - net                       17,443,723         26,578,426
                                                                                        -------------      -------------
                Net increase in net assets resulting from operations                       44,479,594         79,650,339
                                                                                        -------------      -------------
========================================================================================================================
Capital         Proceeds from contributions                                                54,046,722         41,176,802
Transactions:   Fair value of withdrawals                                                  (3,978,011)       (42,346,836)
                                                                                        -------------      -------------
                Net increase (decrease) in net assets derived from capital transactions    50,068,711         (1,170,034)
                                                                                        -------------      -------------
========================================================================================================================
Net Assets:     Total increase in net assets                                               94,548,305         78,480,305
                Beginning of period                                                       591,180,833        512,700,528
                                                                                        -------------      -------------
                End of period                                                           $ 685,729,138      $ 591,180,833
                                                                                        ================================
========================================================================================================================

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series


FINANCIAL HIGHLIGHTS

                                                       For the
                                                      Six Months
               The following ratios have                Ended                      For the Year Ended December 31,
               been derived from information         June 30, 2007 --------------------------------------------------------------
               provided in the financial statements.  (Unaudited)     2006         2005         2004         2003         2002
=================================================================================================================================
Total Investment                                           6.96%#       15.64%        5.66%       11.51%       27.63%      (21.61%)
Return:                                              ==========    ==========   ==========   ==========   ==========   ==========
=================================================================================================================================
Ratios to      Expenses, net of reimbursement .....         .05%*         .06%         .06%         .06%         .09%         .08%
Average Net                                          ==========    ==========   ==========   ==========   ==========   ==========
Assets:        Expenses ...........................         .05%*         .06%         .06%         .06%         .09%         .18%
                                                     ==========    ==========   ==========   ==========   ==========   ==========
               Investment income = net ............        1.81%*        2.13%        1.79%        1.99%        1.70%        1.59%
                                                     ==========    ==========   ==========   ==========   ==========   ==========
=================================================================================================================================
Supplemental   Net assets, end of
Data:          period (in thousands) ..............  $  685,729    $  591,181   $  512,701   $  346,274   $  269,475   $  159,592
                                                     ==========    ==========   ==========   ==========   ==========   ==========
               Portfolio turnover .................          78%          179%         177%         120%          79%         102%
                                                     ==========    ==========   ==========   ==========   ==========   ==========

*     Annualized.
#     Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced S&P 500 Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced S&P 500 Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Master LLC's Limited Liability Company Agreement (the "LLC Agreement") permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue nontransferable interests in the Series, subject to certain limitations. Throughout this report the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees is referred to as the Board of Directors. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Board of Directors of the Master LLC. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Master LLC.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors of the Master LLC or by BlackRock Advisors, LLC (the "Manager"), an indirect wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Master LLC's Board of Directors.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

      o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Swaps - The Series may enter into swap agreements, which are OTC contracts in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Series are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

      o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

            Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

      o Foreign currency options and futures - The Series may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Series invests in foreign securities, which may involve a number of risk factors and special considerations, not present with investments in securities of U.S. corporations.

(d) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


(g) Recent accounting pronouncements - Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' tax returns remains open for the years ended December 31, 2003 through December 31, 2006.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Series' financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Series' financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch"), and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Series to the Manager.

The Master LLC, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission permitting the Series to lend its portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an indirect wholly owned subsidiary of Merrill Lynch, or its affiliates. As of June 30, 2007, the Series lent securities with a value of $9,305,476 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM, may, on behalf of the Series, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended June 30, 2007, BIM received $8,002 in securities lending agent fees.

In addition, MLPF&S received $3,268 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2007.

For the six months ended June 30, 2007, the Series reimbursed the Manager $5,267 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2007 were $537,004,447 and $469,544,443, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007. The Series may borrow under the credit agreement to Series shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Funds' election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2007.

Officers and Directors

Robert C. Doll, Jr. - President and Director
Donald W. Burton - Director
John Francis O'Brien - Director
David H. Walsh - Director
Fred G. Weiss - Director
Donald C. Burke - Vice President and Treasurer
Karen Clark - Fund Chief Compliance Officer
Alice A. Pellegrino - Secretary

      Custodian

      JPMorgan Chase Bank
      3 Chase MetroTech Center
      Brooklyn, NY 11245

Availability of Quarterly Schedule of Investments

      The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended December 31st is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series LLC


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: August 20, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: August 20, 2007